STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP Salaried DPS Plan $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)
Investment income
Total investment income	$ 684,471
Interest income on notes receivable from participants	1,960
Contributions to the Plan:
By employer	80,004
By participants	56,865
Total contributions	136,869
Total additions	823,300
Deductions from net assets attributed to:
Withdrawals and distributions	(418,132)
Total deductions	(418,132)
Net increase in net assets available for benefits	405,168
Transfers from the NJOY/Hourly Plan	2,261
Transfers to the Hourly Plan	(781)
Net increase	406,648
Beginning of year	4,184,548
End of year	4,591,196
Master Trust
Investment income
Total investment income	495,590	[1]
Master Trust A
Investment income
Total investment income	$ 188,881	[2]

[1]	Represents the Plan’s interest in investment income earned from the Master Trust, including investment income of Plan assets transferred from Master Trust A beginning on July 11, 2025 (the “Transition Date”). For further details, see Note 1. Description of the Plan - Master Trusts and Note 3. Master Trust Investments.
[2]	Represents the Plan’s interest in investment income earned from Master Trust A from January 1, 2025 through October 6, 2025, with October 6, 2025 representing the completion of the transition (the “Transition”). For further details, see Note 1. Description of the Plan - Master Trusts and Note 4. Master Trust A Investments.